UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Cheif Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     November 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     448189


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Altria Group                COMMON              02209S103     6406    86903     X    SOLE                    86903
Amegy Bancorp               COMMON              02343R102     6492   286886     X    SOLE                   286886
American Express            COMMON              025816109     6600   114897     X    SOLE                   114897
American Tower Corp         COMMON              029912201       40     1598     X    SOLE                     1598
Charter Communications      COMMON              16117M107      957   638008     X    SOLE                   638008
Chevron Corp                COMMON              166764100    36285   560555     X    SOLE                   560555
Consolidated Comm           COMMON              209034107     3268   240274     X    SOLE                   240274
Courtside Acq. Common       COMMON              22274N102     2570   500000     X    SOLE                   500000
Courtside Acq. Warrants     COMMON              22274N110      550  1000000     X    SOLE                  1000000
CP Ships Ltd.               COMMON              22409V102    20396   956231     X    SOLE                   956231
Dex Media Inc               COMMON              25212E100     2380    85659     X    SOLE                    85659
Energy Select Oct 50 put    OPTION              81369Y506       21     1070     X    SOLE                     1070
Engineered Support Sys      COMMON              292866100     8693   211811     X    SOLE                   211811
Enpro Industries Inc        COMMON              29355X107     2313    68669     X    SOLE                    68669
Eyetech Pharmaceuticals     COMMON              302297106    12746   709662     X    SOLE                   709662
Gables Residential Trust    COMMON              362418105     4819   110391     X    SOLE                   110391
Gillette                    COMMON              375766102    41189   710971     X    SOLE                   710971
Hibernia Corp               COMMON              428656102      736    24507     X    SOLE                    24507
Hibernia Corp Oct 30 put    OPTION              428656102        4      128     X    SOLE                      128
Imagistics Inc              COMMON              45247T104     5909   141185     X    SOLE                   141185
IMS Health                  COMMON              449934108    12896   512362     X    SOLE                   512362
JNJ Oct 55 Put              OPTION              478160104       92     9181     X    SOLE                     9181
Liberty Corp.               COMMON              530370105     4552    97074     X    SOLE                    97074
Liberty Media- A            COMMON              530718105     1758   218393     X    SOLE                   218393
MBNA Corporation            COMMON              55262L100     7302   296349     X    SOLE                   296349
Mci Inc                     COMMON              552691107    29277  1152200     X    SOLE                  1152200
Mci Inc Jan '07 25 call     OPTION              552691107      127      783     X    SOLE                      783
McLeod USA                  COMMON              582266706        1    26894     X    SOLE                    26894
Neiman Marcus CL B          COMMON              640204301    30553   306051     X    SOLE                   306051
Palmsource Inc              COMMON              697154102     2868   158883     X    SOLE                   158883
Panamsat Holding Corp       COMMON              69831Y105     8241   340538     X    SOLE                   340538
Petrokazakhstan             COMMON              71649P102    39792   731071     X    SOLE                   731071
Price Communications        COMMON              741437305     2078   126294     X    SOLE                   126294
Renal Care Group Inc.       COMMON              759930100    26137   552351     X    SOLE                   552351
SBS Broadcasting            COMMON              L8137F102    25145   462559     X    SOLE                   462559
School Spec Nov 45 Put      OPTION              807863105        1       88     X    SOLE                       88
Spinnaker Exploration       COMMON              84855W109    17063   263773     X    SOLE                   263773
Telesystem Intl Wireless    COMMON              879946606       98   111444     X    SOLE                   111444
Tim Hellas Telecom ADR      COMMON              88706Q104     5223   269911     X    SOLE                   269911
Valero Energy Corp.         COMMON              91913Y100    38900   344064     X    SOLE                   344064
Viacom Inc. Cl. B           COMMON              925524308    24316   736620     X    SOLE                   736620
Williams Cos Inc            COMMON              969457100     1461    58341     X    SOLE                    58341
Williams Cos Oct 22.5 put   OPTION              969457100        3      138     X    SOLE                      138
York International Corp.    COMMON              986670107     7931   141453     X    SOLE                   141453